Cover	May 12, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 12, 2022
Entity Registrant Name	UpHealth, Inc.
Entity Address, Address Line One	14000 S. Military Trail,
Entity Address, Address Line Two	Suite 203
Entity Address, City or Town	Delray Beach,
Entity Address, Postal Zip Code	33484
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Information [Line Items]
Document Period End Date	May 12, 2022
Entity Registrant Name	UpHealth, Inc.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001770141
Amendment Flag	false
Entity Address, State or Province	FL
Local Phone Number	618-1322
City Area Code	312
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38924
Entity Tax Identification Number	83-3838045
Common Stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	UPH
Security Exchange Name	NYSE
Redeemable Warrants, exercisable for one share of Common Stock at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	UPH.WS
Security Exchange Name	NYSE